Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions and Balances [Absract]
Schedule of Related Parties	Related Parties:
Name of related parties	Relationship with the Company
Yangzhou Yada Powder Metallurgy Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Jiangsu Zhida Pharmaceutical Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu

Schedule of Sales	Sales:
	For the Year Ended December 31,
Name of related party	2022	2021	2020
Yangzhou Meihua Import and Export Co., Ltd.	$18,780	$51,750	$71,885
Yangzhou Yada Powder Metallurgy Co., Ltd.	-	347,737	669,583
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	10,416	176,414	67,101
Jiangsu Zhida Pharmaceutical Co., Ltd.	-	-	8,038
Total	$29,196	$575,901	$816,607